Consolidated cash flow statement - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities
Net cash generated from operations	£ 570	£ 450	£ 480
Interest paid	(67)	(63)	(81)
Tax (paid)/received	(177)	2	(30)
Net cash generated from operating activities	326	389	369
Cash flows from investing activities
Acquisition of subsidiaries, net of cash acquired	(55)	(6)	(45)
Acquisition of associates	(10)
Additional capital invested in associates			(40)
Purchase of investments	(4)	(6)	(12)
Purchase of property, plant and equipment	(64)	(53)	(55)
Purchase of intangible assets	(112)	(81)	(138)
Disposal of subsidiaries, net of cash disposed	83	100	(101)
Proceeds from sale of joint ventures and associates		531
Proceeds from sale of investments	48		5
Proceeds from sale of property, plant and equipment	0	0	1
Lease receivables repaid including disposals	21	41	26
Loans repaid by/(advanced to) related parties		48	(49)
Interest received	13	13	17
Investment income			2
Dividends from joint ventures and associates		4	64
Net cash (used in)/generated from investing activities	(80)	591	(325)
Cash flows from financing activities
Proceeds from issue of ordinary shares	6	6	7
Buyback of equity		(176)
Purchase of treasury shares	(16)	(6)	(52)
Proceeds from borrowings		346	230
Repayment of borrowings	(167)	(230)	(48)
Repayment of lease liabilities	(88)	(92)	(91)
Dividends paid to company's shareholders	(149)	(146)	(147)
Dividends paid to non-controlling interest		(1)	(1)
Net cash used in financing activities	(414)	(299)	(102)
Effects of exchange rate changes on cash and cash equivalents	(8)	(2)	(33)
Net (decrease)/increase in cash and cash equivalents	(176)	679	(91)
Cash and cash equivalents at beginning of year	1,113	434	525
Cash and cash equivalents at end of year	£ 937	£ 1,113	£ 434